Lease commitments	12 Months Ended
Mar. 31, 2012
Lease commitments

22. Lease commitments:

Toyota leases certain assets under capital lease and operating lease arrangements.

An analysis of leased assets under capital leases is as follows:

	Yen in millions		U.S. dollars in millions
	March 31,		March 31,
	2011	2012	2012
Class of property
Building	¥13,412	¥12,230	$149
Machinery and equipment	30,283	31,698	386
Less - Accumulated depreciation	(18,590)	(20,284)	(247)

	¥25,105	¥23,644	$288

Amortization expenses under capital leases for the years ended March 31, 2010, 2011 and 2012 were ¥7,587 million, ¥5,966 million and ¥5,572 million ($68 million), respectively.

Future minimum lease payments under capital leases together with the present value of the net minimum lease payments as of March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥5,023	$61
2014	3,431	42
2015	2,601	32
2016	2,415	29
2017	2,077	25
Thereafter	12,636	154

Total minimum lease payments	28,183	343
Less - Amount representing interest	(6,835)	(83)

Present value of net minimum lease payments	21,348	260
Less - Current obligations	(4,175)	(51)

Long-term capital lease obligations	¥17,173	$209

Rental expenses under operating leases for the years ended March 31, 2010, 2011 and 2012 were ¥93,994 million, ¥89,029 million and ¥91,052 million ($1,108 million), respectively.

The minimum rental payments required under operating leases relating primarily to land, buildings and equipment having initial or remaining non-cancelable lease terms in excess of one year at March 31, 2012 are as follows:

Years ending March 31,	Yen in millions	U.S. dollars in millions
2013	¥10,375	$126
2014	7,988	97
2015	6,510	79
2016	5,745	70
2017	5,094	62
Thereafter	20,653	252

Total minimum future rentals	¥56,365	$686